Other Long-Term Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Long-Term Assets	OTHER LONG-TERM ASSETS

As at December 31 (millions of dollars)	2023	2022
Deferred pension assets (Note 19)	99	358
Right-of-Use assets	47	53
Other long-term assets	25	11
	171	422